Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Financial Position	Sep. 30, 2022 CAD ($)
As previously reported [Member]
Assets
Government assistance and research and development tax credits receivable	$ 2,845,728
Intangible assets, net	34,798,844
Goodwill	7,416,126
Liabilities
Accounts payable and accrued liabilities	10,652,362
Government grant liabilities	979,105
Shareholders’ equity (deficiency)
Deficit	(431,492,229)
Non-controlling interests	(5,561,151)
Adjustments Government grant liability [Member]
Assets
Government assistance and research and development tax credits receivable	(287,058)
Intangible assets, net	(137,173)
Goodwill
Liabilities
Accounts payable and accrued liabilities
Government grant liabilities	430,589
Shareholders’ equity (deficiency)
Deficit	(514,887)
Non-controlling interests	(339,933)
Adjustments Development costs [Member]
Assets
Government assistance and research and development tax credits receivable
Intangible assets, net	99,518
Goodwill
Liabilities
Accounts payable and accrued liabilities
Government grant liabilities
Shareholders’ equity (deficiency)
Deficit	99,518
Non-controlling interests
Adjustments Others [Member]
Assets
Government assistance and research and development tax credits receivable
Intangible assets, net
Goodwill	(98,000)
Liabilities
Accounts payable and accrued liabilities	336,000
Government grant liabilities
Shareholders’ equity (deficiency)
Deficit	(434,000)
Non-controlling interests
Adjustments Total [Member]
Assets
Government assistance and research and development tax credits receivable	(287,058)
Intangible assets, net	(37,655)
Goodwill	(98,000)
Liabilities
Accounts payable and accrued liabilities	336,000
Government grant liabilities	430,589
Shareholders’ equity (deficiency)
Deficit	(849,369)
Non-controlling interests	(339,933)
As restated [Member]
Assets
Government assistance and research and development tax credits receivable	2,558,670
Intangible assets, net	34,761,189
Goodwill	7,318,126
Liabilities
Accounts payable and accrued liabilities	10,988,362
Government grant liabilities	1,409,694
Shareholders’ equity (deficiency)
Deficit	(432,341,598)
Non-controlling interests	$ (5,901,084)